Other Receivables and Prepayments (Details) - Schedule of other receivables and prepayments - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Other Receivables And Prepayments Abstract
Advance to service providers	$ 47,613	$ 8,005
Deposits for leases due within one operating period		534
The buyer of convertible notes		5,419,972
Prepaid tax	69,321	61,211
Prepaid insurance	262,682
Others	205,517	88,684
Total	585,133	5,578,406
Allowance for doubtful accounts	(67,774)	(65,558)
Other receivables and prepayments	$ 517,359	$ 5,512,848